FINANCIAL ASSETS AND LIABILITIES (Details 9) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 696	$ 415
Financial assets at fair value through profit and loss	1,496	741
Subtotal financial assets	2,192	1,156
Non financial assets	67	28
Total assets	2,259	1,184
Financial liabilities at amortized cost	2,402	1,723
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	2,402	1,723
Non financial liabilities	14	9
Total liabilities	2,416	1,732
Trade And Other Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	323	275
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	323	275
Non financial liabilities	14	9
Total liabilities	337	284
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	2,079	1,448
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	2,079	1,448
Non financial liabilities
Total liabilities	2,079	1,448
Trade Receivables And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	496	279
Financial assets at fair value through profit and loss		7
Subtotal financial assets	496	286
Non financial assets	67	28
Total assets	563	314
Financial Assets At Amortized Cost [Member] | Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	80	101
Financial assets at fair value through profit and loss
Subtotal financial assets	80	101
Non financial assets
Total assets	80	101
Financial Assets At Amortized Cost [Member] | Notes Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost		4
Financial assets at fair value through profit and loss
Subtotal financial assets		4
Non financial assets
Total assets		4
Financial Assets At Fair Value Through Profit And Loss [Member] | Government Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	692	389
Subtotal financial assets	692	389
Non financial assets
Total assets	692	389
Financial Assets At Fair Value Through Profit And Loss [Member] | Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	110	79
Subtotal financial assets	110	79
Non financial assets
Total assets	110	79
Financial Assets At Fair Value Through Profit And Loss [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	64	123
Subtotal financial assets	64	123
Non financial assets
Total assets	64	123
Financial Assets At Fair Value Through Profit And Loss [Member] | Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	11	3
Subtotal financial assets	11	3
Non financial assets
Total assets	11	3
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	1
Subtotal financial assets	1
Non financial assets
Total assets	1
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	120	31
Financial assets at fair value through profit and loss	618	140
Subtotal financial assets	738	171
Non financial assets
Total assets	$ 738	$ 171